UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

Bruce Gille    Westport, Connecticut    November 12, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	20

Form 13F Information Table Value Total:   	76352



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

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FORM 13F INFORMATION TABLE
                                                               VALUE  SHARES /                       INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)    PRN AMT     SH/PRN PUT/CALL DSCRETN MANAGERS SOLESHAREDNONE


FORD MTR CO DEL               COM PAR $0.01        345370860    240        16040       SH             SOLE             0     0   0
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0      007903AL1   3945      4000000      PRN             SOLE             0     0   0
ANIXTER INTL INC              NOTE 7/0             035290AG0   4066      5000000      PRN             SOLE             0     0   0
ANIXTER INTL INC              NOTE 1.000% 2/1      035290AJ4   3105      3000000      PRN             SOLE             0     0   0
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1      159864AB3   3430      3500000      PRN             SOLE             0     0   0
E M C CORP MASS               NOTE 1.750%12/0      268648AK8   3938      3000000      PRN             SOLE             0     0   0
E M C CORP MASS               NOTE 1.750%12/0      268648AM4   4823      3500000      PRN             SOLE             0     0   0
GILEAD SCIENCES INC           NOTE 0.500% 5/0      375558AG8   6703      6500000      PRN             SOLE             0     0   0
GILEAD SCIENCES INC           NOTE 0.625% 5/0      375558AH6   5475      5000000      PRN             SOLE             0     0   0
HOLOGIC INC                   FRNT 2.000%12/1      436440AA9   5101      5500000      PRN             SOLE             0     0   0
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0      495582AJ7   4675      5000000      PRN             SOLE             0     0   0
LIBERTY MEDIA CORP            DEB 3.500% 1/1       530715AN1   5313     10000000      PRN             SOLE             0     0   0
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1      549463AH0   1820      2000000      PRN             SOLE             0     0   0
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0      595112AH6   6684      7500000      PRN             SOLE             0     0   0
NETAPP INC                    NOTE 1.750% 6/0      64110DAB0   3256      2000000      PRN             SOLE             0     0   0
SAKS INC                      NOTE 2.000% 3/1      79377WAL2   1843      2000000      PRN             SOLE             0     0   0
SANDISK CORP                  NOTE 1.000% 5/1      80004CAC5   5074      5500000      PRN             SOLE             0     0   0
SANDISK CORP                  NOTE 1.500% 8/1      80004CAD3   4650      5000000      PRN             SOLE             0     0   0
STANDARD PAC CORP             NOTE 6.000%10/0      853763AA8   1135      1118000      PRN             SOLE             0     0   0
SYMANTEC CORP                 NOTE 1.000% 6/1      871503AF5   1076      1000000      PRN             SOLE             0     0   0


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